Balance Sheets (Parenthetical) - USD ($)	Feb. 28, 2017	May 31, 2016	May 31, 2015
Statement of Financial Position [Abstract]
Accumulated depreciation	$ 848	$ 758	$ 472
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ .001	$ .001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	3,785,000	3,785,000	2,500,000
Common stock, shares outstanding	3,785,000	3,785,000	2,500,000